PROSPECTUS SUPPLEMENT DATED JANUARY 8, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C and R shares of the Fund listed below:

AIM TRIMARK FUND

Effective January 16, 2008, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s)" on page 7 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Dana Love (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1999. As lead manager, Mr. Love generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Love may perform these functions, and the nature of these functions, may change from time to time.

     - Bruce Harrop, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the subadvisor and/or its affiliates since 1999.

         More information on these portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JANUARY 8, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM DEVELOPING MARKETS FUND
AIM TRIMARK ENDEAVOR FUND
AIM TRIMARK FUND
AIM TRIMARK SMALL COMPANIES FUND

Effective January 16, 2008, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s) -- TRIMARK" on page 12 of the prospectus:

     - "Dana Love (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the subadvisor and/or its affiliates since 1999.

     - Bruce Harrop, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the subadvisor and/or its affiliates since 1999."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JANUARY 8, 2008

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM CHINA FUND
AIM DEVELOPING MARKETS FUND
AIM GLOBAL HEALTH CARE FUND
AIM INTERNATIONAL TOTAL RETURN FUND
AIM JAPAN FUND
AIM LIBOR ALPHA FUND
AIM TRIMARK ENDEAVOR FUND
AIM TRIMARK FUND
AIM TRIMARK SMALL COMPANIES FUND


Effective January 16, 2008, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM TRIMARK FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of October 31, 2007:

                     DOLLAR RANGE
                          OF                                          OTHER POOLED INVESTMENT
                     INVESTMENTS    OTHER REGISTERED MUTUAL FUNDS       VEHICLES (ASSETS IN           OTHER ACCOUNTS
"PORTFOLIO MANAGER  IN EACH FUND(1)      (ASSETS IN MILLIONS)                MILLIONS)              (ASSETS IN MILLIONS)
------------------- --------------- ------------------------------- ----------------------------- ------------------------
                                    NUMBER OF         ASSETS        NUMBER OF        ASSETS        NUMBER OF     ASSETS
                                     ACCOUNTS                        ACCOUNTS                      ACCOUNTS
------------------- --------------- ----------- ------------------- ----------- ----------------- ------------ -----------
                                                      AIM TRIMARK FUND
--------------------------------------------------------------------------------------------------------------------------
Bruce Harrop(2)         None(3)        None           None              6           $2,140.8         None        None
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------
Dana Love               None(3)         1            $113.4             8           $6,816.0         None        None
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2)  Mr. Harrop will begin serving as portfolio manager on January 16, 2008.

(3) Shares of the Funds are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds."